Income Taxes (Details) - Schedule of Reconciliation of the Federal Income Tax Rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of The Federal Income Tax Rate [Abstract]
Federal statutory rate	21.00%	21.00%
Non-deductible items	(1.24%)	(7.85%)
State and local taxes, net of federal taxes	0.00%	6.98%
State effect of perm items	0.00%	(2.61%)
Deferred rate change	0.14%	0.00%
Valuation allowance	8.74%	(17.52%)
Total Provision and Effective Tax Rate	28.64%	0.00%